                            OCC ACCUMULATION TRUST

                           GLOBAL EQUITY PORTFOLIO

                                ANNUAL REPORT
                                     1997

                                                              MANAGED BY
                                                                 [LOGO]

                            OCC ACCUMULATION TRUST

                                  MANAGED BY

                                    [LOGO]

      We are pleased to report on the investment activities and results of the portfolios in the OCC Accumulation Trust in 1997, an excellent year for investors. The U.S. stock market rose sharply for the third year in a row, and long-term Treasury bonds advanced also, providing total returns well above the rate of inflation. International stock markets as a group provided positive returns, although generally below those of the U.S. stock market.

     All the equity portfolios in the OCC Accumulation Trust performed well in this strong market environment, with each ranking in the upper half of its mutual fund category. We consider this performance to be quite favorable, especially in light of our risk-averse investment approach which does not always keep up with the popular stock market indexes when prices are rising sharply. By investing in superior businesses that we consider to be undervalued, we seek to achieve consistent results in rising markets and avoid large losses in declining markets. Our objective is to deliver superior investment returns over time, with less volatility and risk than the market indexes. In fact, each of the equity portfolios in the OCC Accumulation Trust has an excellent long-term performance record.

     A dominant factor driving the U.S. stock market for most of 1997 was a continued favorable economic environment of low inflation, declining interest rates, moderate economic growth and improving corporate profits. However, late in the year investment markets worldwide were affected by the Asian 'financial crisis.' The U.S. stock market became more volatile in November and December and stock prices in some markets outside the United States fell precipitously, especially in Asia.

     We believe it is unlikely the Asian crisis will drag the U.S. economy into a severe recession. Nonetheless, we would not be surprised to see a high level of stock market volatility until the full extent and impact of the Asian economic downturn becomes more clear. We are not overly concerned about this prospect, since volatility creates opportunities to buy stocks we like at favorable prices.


     We continue to invest for the long term in superior businesses that are reasonably valued, especially those which generate a high level of cash throughout the economic cycle. By being disciplined in our value approach, we seek to control risk and match or exceed our benchmarks regardless of economic or market trends.

                           GLOBAL EQUITY PORTFOLIO

     The Global Equity Portfolio performed well in 1997 in a challenging global investment environment, delivering favorable returns with what we believe to be below-market risk. The Portfolio seeks long-term growth by investing worldwide in superior businesses which trade in the stock market at reasonable values.

     The Portfolio's total return of 14.0% in 1997 compared with an average total return of 13.3% for the global funds in Lipper's Variable Insurance Products Performance Analysis Service Report and a return of 15.8% on Morgan Stanley Capital International's World Index in U.S. dollars with dividends net of local taxes included (World Index). The Portfolio's performance was 17th among the 40 funds in the Lipper global funds category.

     In the second half of the year, the Portfolio had a slightly negative total return of less than 0.1%, compared with a positive total return of 0.3% for the World Index. The Portfolio's average annual total return from inception on March 1, 1995 through December 31, 1997 was 16.9% compared with 17.7% for the World Index. Returns for the Portfolio take into account expenses incurred by the Portfolio, but not separate account charges imposed by the insurance company.

     Global markets, especially those in Asia, experienced a high level of volatility in the second half of 1997 following a relatively calm first half of the year. This volatility escalated, driven primarily by the Asian financial crisis, as the year neared an end. In December alone, the Financial Times World Index was up the first week, down the second, up the third, down the fourth and up in the partial fifth week. The South Korean market was a major contributor to this volatility, declining 11% in a matter of days late in the month.

     One thought dominated our strategy in the second half of the year: minimize the Portfolio's exposure to the Asian crisis and the contagion that was likely to follow. Fortunately, this did not require dramatic adjustments to the Portfolio's holdings. In comparison to the country allocations in the World Index, the Portfolio was already underweighted in Asia, and continues to be so, for the simple reason that we could not find many stocks there that met our criteria of superior businesses available at reasonable prices. Late in the year, we trimmed our Asian holdings further, selling such stocks as Daiwa Bank and Takeda Chemical Industries.

     While underweighted in Japan and Asia outside Japan, the Portfolio was overweighted in Europe at the end of the year and approximately market weighted in the United States and Canada.

     We continue to find many investment opportunities in Europe. We believe the positive impact of European monetary union, to be implemented January 1, 1999, is not yet reflected in the stock prices of many European companies. During the second half, we initiated or added to positions in an eclectic group of European businesses, such as Munters (industrial services) in Sweden and NOVARTIS AG (pharmaceuticals) in Switzerland.

     In the United States, the Portfolio owns a diverse group of undervalued companies with high cash flow and strong niche business positions. We added selectively to the Portfolio's U.S. holdings in the half, establishing new positions in Caterpillar, Inc. and Time Warner, Inc. and increasing such holdings as Federal Home Loan Mortgage Corp. (Freddie Mac) and McDonald's Corp.

     At December 31, 1997, net assets of the Portfolio were allocated 55% to international stocks and corporate notes, 38% to U.S. stocks and 7% to foreign and domestic cash and cash equivalents. The largest investment positions outside the United States were in Japan, Germany, the United Kingdom and France.

     The Portfolio's largest international holdings at December 31, 1997 were ACE, Ltd., a Bermuda-based provider of excess directors and officers liability insurance, representing 4.0% of the Portfolio's net assets; SAP AG, a leading German developer of software for businesses worldwide, 1.8% of net assets; OY Nokia, AB, a Finnish telecommunications equipment company, 1.3% of net assets; NOVARTIS AG, a Swiss-based pharmaceutical company, 1.3% of net assets; and Sony Corp., the Japanese electronics company, 1.0% of net assets.

     The Portfolio's largest U.S. equity holdings were McDonald's Corp., a premier fast-food company with growing global markets, 4.5% of net assets; du Pont (E.I.) de Nemours & Company, a major industrial company operating in chemicals, fibers, polymers, petroleum and diversified businesses, 4.2% of net assets; Wells Fargo & Co., a leading bank in the Western United States, 3.9% of net assets; Citicorp, a leading bank and financial services company, 3.7% of net assets; and Caterpillar, Inc., which manufactures earth-moving equipment and diesel engines, 3.4% of net assets.

     Major industry positions were in the banking sector, 11.1% of net assets; chemicals, 6.6% of net assets; drugs and medical products, 6.4% of net assets; insurance, 5.5% of net assets; and aerospace, 5.1% of net assets.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
     OCC ACCUMULATION TRUST GLOBAL EQUITY PORTFOLIO FROM INCEPTION (3/1/95) THROUGH 12/31/97 AND TOTAL RETURN ON MORGAN STANLEY INT'L. WORLD INDEX+


          Global Equity Portfolio  Morgan Stanley Int'l. World Index

Date
-----
3/1/95                $10,000                 $10,000
12/31/95              $11,886                 $12,086
12/31/96              $13,671                 $13,715
12/31/97              $15,588                 $15,877


                  AVERAGE ANNUAL TOTAL RETURN


            1 YEAR       5 YEAR       SINCE MARCH 1, 1995

            14.0%         N/A               16.9%

The performance graph does not reflect charges imposed by the Variable Accounts. Past performance is not predictive of future performance.
Assumes reinvestment of all dividends and distributions.
+ With dividends

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1997


  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------                                                                                        ------------
               U.S. GOVERNMENT AGENCY NOTES - 4.6%
               Federal Farm Credit Bank,
$     375,000  5.58%, 2/11/98.....................................................................   $    372,617
      810,000  5.67%, 1/6/98......................................................................        809,362
                                                                                                     ------------
               Total U.S. Government Agency Notes (cost - $1,181,979).............................   $  1,181,979
                                                                                                     ------------

               CORPORATE NOTES - .3%
               UNITED KINGDOM - .3%
               COMPUTER SERVICES - .3%
               Viglen Technology plc
(pounds)42,380 6.75%, 12/1/00.....................................................................   $     68,232
(pounds)11,180 6.9875%, 12/1/01...................................................................         18,363
                                                                                                      ------------
                Total Corporate Notes (cost - $0)..................................................   $    86,595
                                                                                                      ------------


   SHARES
-------------

               COMMON STOCKS - 92.2%
               AUSTRALIA - .9%
               BANKING - .3%
        9,200  Macquarie Bank Ltd.................................................................    $    71,042
                                                                                                      ------------

               ENERGY - .4%
       37,328  Novus Petroleum Ltd................................................................         97,314
                                                                                                      ------------

               PAPER PRODUCTS - .2%
       17,137  WMC Ltd............................................................................         59,754
                                                                                                      ------------
               Total Australian Common Stocks.....................................................        228,110
                                                                                                      ------------


               BERMUDA - 4.0%
               INSURANCE - 4.0%
       10,800  ACE Ltd............................................................................      1,042,200
                                                                                                      ------------

               BRAZIL - 2.1%
               FOOD SERVICES - .4%
        5,000  Bompreco SA Supermercado GDR.......................................................         92,250
                                                                                                      ------------

               PAPER PRODUCTS - .3%
        5,600  Aracruz Celulose SA ADR............................................................         79,100
                                                                                                      ------------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997


   SHARES                                                                                               VALUE
-------------                                                                                        ------------
               COMMON STOCKS (CONTINUED)
               BRAZIL (CONTINUED)
               TELECOMMUNICATIONS - 1.1%
        3,600  Ericsson Telecomunicacoes SA*......................................................   $    115,479
        1,400  Telecomunicacoes Brasileiras.......................................................        163,013
                                                                                                     ------------
                                                                                                          278,492
                                                                                                     ------------
               TEXTILES/APPAREL - .3%
          250  Compahnia de Tecidos Norte de Minas-Coteminas*.....................................         89,602
          210  Encorpar*+.........................................................................            163
                                                                                                     ------------
                                                                                                           89,765
                                                                                                     ------------
               Total Brazilian Common Stocks......................................................        539,607
                                                                                                     ------------

               CANADA - 3.3%
               ENERGY - 1.5%
        5,200  PanCanadian Petroleum Ltd..........................................................         82,782
        7,500  Precision Drilling Corp.*..........................................................        180,540
        3,600  Suncor, Inc........................................................................        123,942
                                                                                                     ------------
                                                                                                          387,264
                                                                                                     ------------
               ENTERTAINMENT - .4%
        5,000  Imax Corp.*........................................................................        108,464
                                                                                                     ------------
               MANUFACTURING - .4%
        5,100  Bombardier, Inc....................................................................        104,923
                                                                                                     ------------
               PRINTING/PUBLISHING - .5%
        4,550  Thomson Corp.......................................................................        122,581
                                                                                                     ------------
               SECURITY/INVESTIGATION - .5%
        5,800  Unican Security Systems Ltd........................................................        127,035
                                                                                                     ------------
               Total Canadian Common Stocks.......................................................        850,267
                                                                                                     ------------
               CHILE - .2%
               CONGLOMERATES - .2%

        5,500  Quinenco SA ADR*...................................................................         63,250
                                                                                                     ------------
               CZECH REPUBLIC - .3%
               MISCELLANEOUS FINANCIAL SERVICES - .3%
        2,000  CKD Praha Holding AS*..............................................................         66,501
                                                                                                     ------------
               FINLAND - 1.3%
               TELECOMMUNICATIONS - 1.3%
        4,700  Oy Nokia AB........................................................................        336,272
                                                                                                     ------------

+ Preferred Stock


                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997


   SHARES                                                                                               VALUE
-------------                                                                                        ------------
               COMMON STOCKS (CONTINUED)
               FRANCE - 5.3%
               ELECTRONICS - 1.2%
          500  Le Carbone Lorraine................................................................   $    156,185
        2,621  Schneider SA.......................................................................        142,318
                                                                                                     ------------
                                                                                                          298,503
                                                                                                     ------------
               ENERGY - .6%
        1,500  Total SA...........................................................................        163,247
                                                                                                     ------------
               INDUSTRIAL MATERIALS - .5%
        8,300  Usinor.............................................................................        119,842
                                                                                                     ------------
               INSURANCE - .8%
        2,800  AXA................................................................................        216,659
                                                                                                     ------------
               MANUFACTURING - .6%
        3,156  Michelin (CGDE)....................................................................        158,888
                                                                                                     ------------
               POWER/UTILITIES - .6%
        1,149  Compagnie Generale des Eaux........................................................        160,366
                                                                                                     ------------
               TECHNOLOGY - .6%
        2,400  SGS-Thomson Microelectronics NV*...................................................        148,542
                                                                                                     ------------
               TOBACCO/BEVERAGES/FOOD PRODUCTS - .4%
          630  Groupe Danone......................................................................        112,528
                                                                                                     ------------
               Total French Common Stocks.........................................................      1,378,575
                                                                                                     ------------
               GERMANY - 6.2%
               BANKING - .7%
        2,850  Bayerishe Vereinsbank AG...........................................................        186,467
                                                                                                     ------------
               BUILDING & CONSTRUCTION - .6%
        6,250  Tarkett AG.........................................................................        144,181
                                                                                                     ------------
               CHEMICALS - .6%
        1,300  SGL Carbon AG......................................................................        167,653

                                                                                                     ------------
               COMPUTER SERVICES - 1.8%
        1,500  SAP AG.............................................................................        455,683
                                                                                                     ------------
               CONSUMER PRODUCTS - .9%
        1,700  Adidas AG..........................................................................        223,586
                                                                                                     ------------
               DRUGS & MEDICAL PRODUCTS - .3%
        1,800  Gehe AG............................................................................         90,053
                                                                                                     ------------
               INSURANCE - .6%
          175  Koelnische Rueckversicherungs AG...................................................        160,510
                                                                                                     ------------
               RETAIL - .7%
        4,800  Metro AG...........................................................................        172,100
                                                                                                     ------------
                 Total German Common Stocks.......................................................      1,600,233
                                                                                                     ------------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997


   SHARES                                                                                               VALUE
-------------                                                                                        ------------
               COMMON STOCKS (CONTINUED)
               HONG KONG - 1.2%
               BANKING - .2%
      116,000  Manhattan Credit Card Co., Ltd.....................................................   $     40,792
                                                                                                     ------------

               ELECTRICAL ENGINEERING - .4%
       27,000  Hong Kong Electric Holdings Ltd....................................................        102,613
                                                                                                     ------------

               INDUSTRIAL MATERIALS - .6%
       14,000  Hutchison Whampoa Ltd..............................................................         87,805
       35,000  Yue Yuen Industrial Holdings.......................................................         74,074
                                                                                                     ------------
                                                                                                          161,879
                                                                                                     ------------
               Total Hong Kong Common Stocks......................................................        305,284
                                                                                                     ------------

               HUNGARY - 1.0%
               CONGLOMERATES - .1%
        6,650  Benpres Holdings Corp.* GDR........................................................         18,786
        3,800  Benpres Holdings Corp.* GDR Reg. S.................................................          9,044
                                                                                                     ------------
                                                                                                           27,830
                                                                                                     ------------

               DRUGS & MEDICAL PRODUCTS - .9%
          500  Gedeon Richter Ltd., GDR...........................................................         58,125
          500  Gedeon Richter Ltd., GDR Reg. S....................................................         57,125
        1,050  Gedeon Richter Ltd., GDS...........................................................        122,063
                                                                                                     ------------
                                                                                                          237,313
                                                                                                     ------------
               Total Hungarian Common Stocks......................................................        265,143
                                                                                                     ------------

               ITALY - .9%
               RETAIL - .9%
       33,000  La Rinascente SpA*.................................................................        246,241
                                                                                                     ------------


               JAPAN - 7.9%
               AUTOMOTIVE - .9%
       15,000  Calsonic Corp......................................................................         58,589
        5,000  Honda Motor Co., Ltd...............................................................        183,427
                                                                                                     ------------
                                                                                                          242,016
                                                                                                     ------------
               BANKING - .2%
       62,000  Yasuda Trust & Banking.............................................................         61,729
                                                                                                     ------------

               BUILDING & CONSTRUCTION - .2%
        3,000  Sho-Bond Corp......................................................................         54,224
                                                                                                     ------------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997


   SHARES                                                                                               VALUE
-------------                                                                                        ------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               CHEMICALS - .9%
       32,000  Dainippon Ink & Chemicals, Inc.....................................................   $     80,876
        5,000  Shin-Etsu Chemical Co. Ltd.........................................................         95,351
       53,000  Showa Denko K.K....................................................................         46,274
                                                                                                     ------------
                                                                                                          222,501
                                                                                                     ------------
               CONGLOMERATES - .1%
        4,000  Inaba Denkisangyo Co. Ltd..........................................................         33,392
                                                                                                     ------------
               CONSUMER PRODUCTS - 1.0%
        5,000  Canon, Inc.........................................................................        116,413
       26,000  Minolta Co. Ltd....................................................................        145,960
                                                                                                     ------------
                                                                                                          262,373
                                                                                                     ------------
               ELECTRICAL ENGINEERING - .0%
          100  Kinden Corp........................................................................          1,065
                                                                                                     ------------
               ELECTRONICS - 2.1%
        2,000  Kyocera Corp.......................................................................         90,679
        4,000  Omron Corp.........................................................................         62,495
        1,000  Rohm Co............................................................................        101,861
       10,000  Sodick Co.*........................................................................         28,644
        3,000  Sony Corp..........................................................................        266,524
                                                                                                     ------------
                                                                                                          550,203
                                                                                                     ------------
               INSURANCE - .1%
        9,000  Fuji Fire & Marine Insurance Co. Ltd...............................................         18,128
                                                                                                     ------------
               METALS & MINING - .2%
        5,000  Toho Titanium*.....................................................................         42,123
                                                                                                     ------------
               MISCELLANEOUS FINANCIAL SERVICES - 1.4%
        1,300  Acom Co............................................................................         71,686
        2,000  Orix Corp..........................................................................        139,389
          500  Shohkoh Fund & Co. Ltd.............................................................        152,408

                                                                                                     ------------
                                                                                                          363,483
                                                                                                     ------------
               RETAIL - .5%
        1,200  Circle K Co. Ltd...................................................................         57,440
        1,000  Ryohin Keikaku Co. Ltd.............................................................         65,865
                                                                                                     ------------
                                                                                                          123,305
                                                                                                     ------------
               TOBACCO/BEVERAGES/FOOD PRODUCTS - .3%
        6,000  Mikuni Coca-Cola Bottling Co.......................................................         74,902
                                                                                                     ------------
               Total Japanese Common Stocks.......................................................      2,049,444
                                                                                                     ------------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997


   SHARES                                                                                               VALUE
-------------                                                                                        ------------
               COMMON STOCKS (CONTINUED)
               MEXICO - 1.1%
               BUILDING & CONSTRUCTION - .6%
       26,000  Corporacion GEO, SA de CV*.........................................................   $    159,470
                                                                                                     ------------
               POWER/UTILITY - .5%
       66,900  Grupo Elektra, SA de CV............................................................        117,876
                                                                                                     ------------
               Total Mexican Common Stocks........................................................        277,346
                                                                                                     ------------
               NETHERLANDS - 2.3%
               MISCELLANEOUS FINANCIAL SERVICES - .5%
        3,086  ING Groep NV.......................................................................        129,975
                                                                                                     ------------
               PRINTING/PUBLISHING - 1.5%
        7,250  Ver Ned Uitgevers NV...............................................................        204,522
        1,290  Wolters Kluwer NV..................................................................        166,622
                                                                                                     ------------
                                                                                                          371,144
                                                                                                     ------------
               PUBLIC SERVICES - .3%
        4,580  Vedior NV..........................................................................         82,445
                                                                                                     ------------
               Total Netherlands Common Stocks....................................................        583,564
                                                                                                     ------------
               NEW ZEALAND - .4%
               BUILDING & CONSTRUCTION - .2%
       28,033  Fletcher Challenge Ltd.............................................................         57,296
                                                                                                     ------------
               FOOD SERVICES - .2%
      160,392  AFFCO Holdings Ltd.................................................................         35,390
                                                                                                     ------------
               Total New Zealand Common Stocks....................................................         92,686
                                                                                                     ------------
               NORWAY - .6%
               ENERGY - .6%
        8,400  Saga Petroleum ASA.................................................................        144,439
                                                                                                     ------------
               POLAND - .5%
               BANKING - .5%

        7,800  Bank Handlowy W. Warszawie SA GDR*.................................................        103,350
        2,500  Bank Handlowy W. Warszawie*........................................................         31,915
                                                                                                     ------------
               Total Polish Common Stocks.........................................................        135,265
                                                                                                     ------------
               SPAIN - 1.9%
               ELECTRICAL ENGINEERING - .6%
        9,000  Endesa SA*.........................................................................        159,797
                                                                                                     ------------
               ENERGY - .5%
        2,900  Repsol SA..........................................................................        123,728
                                                                                                     ------------
               MANUFACTURING - .4%
        2,600  Vidrala SA.........................................................................        116,219
                                                                                                     ------------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997


   SHARES                                                                                               VALUE
-------------                                                                                        ------------
               COMMON STOCKS (CONTINUED)
               SPAIN (CONTINUED)
               RETAIL - .4%
        5,000  Aldeasa SA*........................................................................   $    106,006
                                                                                                     ------------
               Total Spanish Common Stocks........................................................        505,750
                                                                                                     ------------
               SWEDEN - 3.9%
               APPLIANCE & HOUSEHOLD DURABLES - .4%
        9,900  Munters AB.........................................................................         85,410
                                                                                                     ------------
               BANKING - .7%
       32,900  Norbanken AB*......................................................................        186,049
                                                                                                     ------------
               DRUGS & MEDICAL PRODUCTS - .5%
        8,000  ASTRA AB...........................................................................        138,541
                                                                                                     ------------
               ELECTRONICS - .5%
        2,000  Electrolux AB......................................................................        138,793
                                                                                                     ------------
               MACHINERY/ENGINEERING - 1.3%
       11,000  ABB AB.............................................................................        130,228
        6,900  Atlas Copco AB.....................................................................        205,960
                                                                                                     ------------
                                                                                                          336,188
                                                                                                     ------------
               PAPER PRODUCTS - .5%
        5,100  AssiDoman AB.......................................................................        129,107
                                                                                                     ------------
               Total Swedish Common Stocks........................................................      1,014,088
                                                                                                     ------------
               SWITZERLAND - 3.4%
               BANKING - .9%
        1,600  CS Holding AG......................................................................        247,468
                                                                                                     ------------
               BUILDING & CONSTRUCTION - .3%
          100  Holderbank Financiere Glaris AG....................................................         81,577
                                                                                                     ------------
               DRUGS & MEDICAL PRODUCTS - 2.2%
          145  Ares-Serono Group..................................................................        239,153

          200  NOVARTIS AG*.......................................................................        324,391
                                                                                                     ------------
                                                                                                          563,544
                                                                                                     ------------
               Total Swiss Common Stocks..........................................................        892,589
                                                                                                     ------------
               UNITED KINGDOM - 5.5%
               AUTOMOTIVE - .3%
       20,263  LucasVarity plc*...................................................................         71,556
                                                                                                     ------------
               COMPUTER SERVICES - .1%
       52,000  Viglen Technology plc*.............................................................         33,310
                                                                                                     ------------
               CONSUMER PRODUCTS - .9%
       28,000  Unilever plc.......................................................................        240,850
                                                                                                     ------------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997


   SHARES                                                                                               VALUE
-------------                                                                                        ------------
               COMMON STOCKS (CONTINUED)
               UNITED KINGDOM (CONTINUED)
               DRUGS & MEDICAL PRODUCTS - 1.0%
       25,088  SmithKline Beecham plc.............................................................   $    258,574
                                                                                                     ------------
               ELECTRONICS - .8%
       10,900  Siebe plc..........................................................................        213,944
                                                                                                     ------------
               METALS & MINING - .5%
       23,636  Antofagasta Holdings plc...........................................................        126,172
                                                                                                     ------------
               MISCELLANEOUS FINANCIAL SERVICES - 1.0%
       18,447  Lloyds TSB Group plc...............................................................        239,988
                                                                                                     ------------
               RETAIL - .9%
       13,307  Dixon Group plc....................................................................        133,545
       18,000  Safeway plc........................................................................        101,408
                                                                                                     ------------
                                                                                                          234,953
                                                                                                     ------------
               Total United Kingdom Common Stocks.................................................      1,419,347
                                                                                                     ------------
               UNITED STATES - 38.0%
               AEROSPACE/DEFENSE - 5.1%
       13,000  Boeing Co..........................................................................        636,188
        7,000  Lockheed Martin Corp...............................................................        689,500
                                                                                                     ------------
                                                                                                        1,325,688
                                                                                                     ------------
               BANKING - 7.6%
        7,500  Citicorp...........................................................................        948,281
        3,000  Wells Fargo & Co...................................................................      1,018,313
                                                                                                     ------------
                                                                                                        1,966,594
                                                                                                     ------------
               CHEMICALS - 5.1%
       18,000  du Pont (E.I.) de Nemours & Co.....................................................      1,081,125
        5,000  Monsanto Co........................................................................        210,000
        1,000  Solutia, Inc.......................................................................         26,687
                                                                                                     ------------

                                                                                                        1,317,812
                                                                                                     ------------
               CONSUMER PRODUCTS - 1.6%
       11,000  Mattel, Inc........................................................................        409,750
                                                                                                     ------------
               DRUGS & MEDICAL PRODUCTS - 1.6%
        8,000  Becton, Dickinson & Co.............................................................        400,000
                                                                                                     ------------
               FOOD SERVICES - 4.5%
       24,500  McDonald's Corp....................................................................      1,169,875
                                                                                                     ------------
               MACHINERY/ENGINEERING - 3.4%
       18,000  Caterpillar, Inc...................................................................        874,125
                                                                                                     ------------
               MEDIA/BROADCAST - 1.4%
        6,000  Time Warner, Inc...................................................................        372,000
                                                                                                     ------------

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1997


   SHARES                                                                                               VALUE
-------------                                                                                        ------------
               COMMON STOCKS (CONTINUED)
               UNITED STATES (CONTINUED)
               MISCELLANEOUS FINANCIAL SERVICES - 3.1%
       19,000  Federal Home Loan Mortgage Corp....................................................   $    796,812
                                                                                                     ------------

               PAPER PRODUCTS - 1.3%
        7,500  Champion International, Inc........................................................        339,844
                                                                                                     ------------

               TECHNOLOGY - 1.2%
       12,000  National Semiconductor Corp.*......................................................        311,250
                                                                                                     ------------

               TELECOMMUNICATIONS - 2.1%
        1,300  Loral Space & Communications Ltd.*.................................................         27,869
       18,000  TCI Ventures Group (Class A)*......................................................        509,625
                                                                                                     ------------
                                                                                                          537,494
                                                                                                     ------------

              Total United States Common Stocks.....................................                    9,821,244
                                                                                                     ------------

              Total Common Stocks (cost - $21,120,277)..............................                 $ 23,857,445
                                                                                                     ------------

              Total Investments (cost - $22,302,256).................................    97.1%       $ 25,126,019

              Other Assets in Excess of Liabilities..................................     2.9             747,609
                                                                                        -----        ------------

              Total Net Assets.......................................................   100.0%       $ 25,873,628
                                                                                        -----        ------------
                                                                                        -----        ------------

------------------------

 *Non-income producing security.

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997


ASSETS
Investments, at value (cost -- $22,302,256)..............................................................  $  25,126,019
Cash.....................................................................................................          4,326
Foreign currencies (cost -- $683,398)....................................................................        679,966
Receivable from investments sold.........................................................................         69,944
Receivable from fund shares sold.........................................................................         17,613
Dividends receivable.....................................................................................         11,202
Foreign withholding taxes reclaimable....................................................................          7,973
Interest receivable......................................................................................            325
Other assets.............................................................................................          2,573
                                                                                                           -------------
  Total Assets...........................................................................................     25,919,941
                                                                                                           -------------

LIABILITIES
Investment advisory fee payable..........................................................................         20,112
Foreign withholding taxes payable........................................................................            976
Payable for fund shares redeemed.........................................................................            486
Other payables and accrued expenses......................................................................         24,739
                                                                                                           -------------
  Total Liabilities......................................................................................         46,313
                                                                                                           -------------
  Total Net Assets.......................................................................................  $  25,873,628
                                                                                                           -------------
                                                                                                           -------------

COMPOSITION OF NET ASSETS
Par value ($.01 per share)...............................................................................  $      18,065
Paid-in-capital in excess of par.........................................................................     23,081,904
Accumulated distribution in excess of net investment income..............................................        (49,195)
Net unrealized appreciation on investments and translation of other assets and
  liabilities denominated in foreign currencies..........................................................      2,822,854
                                                                                                           -------------
  Total Net Assets.......................................................................................  $  25,873,628
                                                                                                           -------------
                                                                                                           -------------
Fund shares outstanding..................................................................................      1,806,526
                                                                                                           -------------
Net asset value per share................................................................................  $       14.32
                                                                                                           -------------
                                                                                                           -------------

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Dividends (net of foreign withholding taxes of $20,917).................................................   $  272,348
  Interest................................................................................................      105,688
                                                                                                             ----------
     Total investment income..............................................................................      378,036
                                                                                                             ----------
OPERATING EXPENSES
  Investment advisory fees (note 2A)......................................................................      184,504
  Custodian fees (note 1H)................................................................................       59,554
  Audit fees..............................................................................................       11,500
  Transfer and dividend disbursing agent fees.............................................................        9,217
  Trustees' fees and expenses.............................................................................        8,750
  Reports and notices to shareholders.....................................................................        2,315
  Legal fees..............................................................................................          450
  Miscellaneous...........................................................................................          597
                                                                                                             ----------
     Total operating expenses.............................................................................      276,887
     Less: Investment advisory fees waived (note 2A)......................................................       (2,537)
     Less: Expenses offset (note 1H)......................................................................       (1,196)
                                                                                                             ----------
       Net operating expenses.............................................................................      273,154
                                                                                                             ----------
       Net investment income..............................................................................      104,882
                                                                                                             ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS -- NET
  Net realized gain on investments........................................................................    1,180,309
  Net realized loss on foreign currency transactions......................................................      (31,367)
  Net change in unrealized appreciation (depreciation) on investments and translation of other assets and
     liabilities denominated in foreign currencies........................................................    1,432,604
                                                                                                             ----------
     Net realized gain and change in unrealized appreciation (depreciation) on investments and translation
      of other assets and liabilities denominated in foreign currencies...................................    2,581,546
                                                                                                             ----------
Net increase in net assets resulting from operations......................................................   $2,686,428
                                                                                                             ----------
                                                                                                             ----------

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                            --------------------------
                                                                                               1997           1996
                                                                                            -----------    -----------
OPERATIONS
Net investment income....................................................................   $   104,882    $    73,364
Net realized gain on investments.........................................................     1,180,309         85,039
Net realized loss on foreign currency transactions.......................................       (31,367)        (6,772)
Net change in unrealized appreciation (depreciation) on investments and translation of
  other assets and liabilities denominated in foreign currencies.........................     1,432,604      1,247,855
                                                                                            -----------    -----------
     Net increase in net assets resulting from operations................................     2,686,428      1,399,486
                                                                                            -----------    -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income....................................................................       (74,889)       (60,776)
In excess of net investment income.......................................................       (49,195)            --
Net realized gains on investments........................................................    (1,184,153)       (89,998)
                                                                                            -----------    -----------
     Total dividends and distributions to shareholders...................................    (1,308,237)      (150,774)
                                                                                            -----------    -----------

FUND SHARE TRANSACTIONS
Net proceeds from sales..................................................................    10,888,674     16,110,547
Reinvestment of dividends and distributions..............................................     1,308,238        150,774
Cost of shares redeemed..................................................................    (4,673,963)    (3,428,866)
                                                                                            -----------    -----------
     Net increase in net assets from fund share transactions.............................     7,522,949     12,832,455
                                                                                            -----------    -----------

          Total increase in net assets...................................................     8,901,140     14,081,167

NET ASSETS
Beginning of year........................................................................    16,972,488      2,891,321
                                                                                            -----------    -----------
End of year (including accumulated distribution in excess of net investment income of
  ($49,195) and undistributed net investment income of $2,107, respectively).............   $25,873,628    $16,972,488
                                                                                            -----------    -----------
                                                                                            -----------    -----------

SHARES ISSUED AND REDEEMED
Issued...................................................................................       741,096      1,304,431
Issued in reinvestment of dividends and distributions....................................        91,400         11,415
Redeemed.................................................................................      (308,572)      (282,190)
                                                                                            -----------    -----------
     Net increase........................................................................       523,924      1,033,656

                                                                                            -----------    -----------
                                                                                            -----------    -----------

                See accompanying notes to financial statements.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     OCC Accumulation Trust ( the 'Trust') was organized May 12, 1994 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust is authorized to issue an unlimited number of seven classes of shares of beneficial interest at $.01 par value. The Trust is comprised of seven portfolios: the Equity Portfolio, the Small Cap Portfolio, the Global Equity Portfolio (the 'Portfolio'), the Managed Portfolio, the U.S. Government Income Portfolio, the Mid Cap Portfolio and the Money Market Portfolio. The Mid Cap Portfolio has not commenced operations as of the date of this report. The accompanying financial statements and notes thereto are those of the Portfolio. The Trust is an investment vehicle for variable annuity and variable life insurance contracts of various life insurance companies, and qualified pension and retirement plans.

     On October 14, 1997, the shareholders of the Trust approved a new investment advisory agreement with OpCap Advisors (the 'Adviser'). This agreement was substantially similar to the existing agreement and became effective on November 5, 1997. On November 4, 1997, PIMCO Advisors L.P. and its affiliates, acquired a one-third managing general partner interest in Oppenheimer Capital, whose subsidiary, OpCap Advisors, serves as Adviser to the Trust. On November 30, 1997, Oppenheimer Capital merged with a subsidiary of PIMCO Advisors and, as a result, Oppenheimer Capital became an indirect wholly-owned subsidiary of PIMCO Advisors. On November 3, 1997, CIBC Wood Gundy Securities Corp. acquired the business of Oppenheimer & Co., Inc., which is now called CIBC Oppenheimer Corp. Accordingly, CIBC Oppenheimer Corp. is no longer affiliated with OpCap Advisors or the Trust.

      The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

     Investment securities, other than debt securities, listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price; if there are no such reported sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Investment debt securities (other than short-term obligations) are valued each business day by an independent pricing service (approved by the Board of Trustees) using methods which include current market quotations from a major market maker in the securities and trader-reviewed 'matrix' prices. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. The ability of issuers of debt instruments to meet their obligations may be affected by economic developments in a specific industry or region.

  (B) FEDERAL INCOME TAXES

     It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders; accordingly, no Federal income tax provision is required.

  (C) INVESTMENT TRANSACTIONS AND OTHER INCOME

     Investment transactions are accounted for on the trade date. In determining the gain or loss from the sale of investments, the cost of investments sold has been determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is accrued as earned. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1997

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
  (D) FOREIGN CURRENCY TRANSLATION

     The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities stated in foreign currencies are translated at the exchange rate at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Portfolio's Statement of Operations. Since the net assets of the Portfolio are presented at the foreign exchange rates and market prices at the close of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from fluctuations arising from changes in the market price of securities.

  (E) DIVIDENDS AND DISTRIBUTIONS

     Dividends and distributions to shareholders from net investment income and net realized capital gains, if any, are declared and paid at least annually.

     The Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These 'book-tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as dividends and/or distributions of paid-in-capital or tax return of capital. Net assets are not affected.

     The following table discloses the cumulative effect between the respective capital accounts substantially all of which related to foreign currency transactions:

                         ACCUMULATED NET
                          REALIZED LOSS       ACCUMULATED
          PAID-IN        ON INVESTMENTS     DISTRIBUTION IN
          CAPITAL          AND FOREIGN       EXCESS OF NET
         IN EXCESS          CURRENCY          INVESTMENT
           OF PAR         TRANSACTIONS          INCOME
      ----------------   ---------------    ---------------
          ($3,111)           $35,211           ($32,100)

  (F) ALLOCATION OF EXPENSES

     Expenses specifically identifiable to a particular portfolio are borne by that portfolio. Other expenses are allocated to each portfolio of the Trust based on its net assets in relation to the total net assets of all applicable portfolios of the Trust or another reasonable basis.

  (G) USE OF ESTIMATES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  (H) EXPENSES OFFSET

     The Portfolio benefits from an expense offset arrangement with its custodian bank where uninvested cash balances earn credits that reduce monthly fees. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolio.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1997

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  (A) The investment advisory fee is accrued daily and payable monthly to the Adviser, and is computed as a percentage of the Portfolio's net assets as of the close of business each day at the annual rate of .80% on the first $400 million,
 .75% on the next $400 million and .70% thereafter. The Adviser has voluntarily agreed to waive that portion of the advisory fee and to assume any necessary expense to limit total operating expenses of the Portfolio to 1.25% (net of expenses offset) of average net assets on an annual basis.


  (B) Total brokerage commissions paid by the Portfolio for the year ended December 31, 1997 amounted to $49,976, of which CIBC Oppenheimer Corp. received $4,675.

(3) PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 1997, purchases and sales of investment securities, other than short-term securities, were $17,513,021 and $11,154,825, respectively.

(4) UNREALIZED APPRECIATION (DEPRECIATION) AND COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES

     Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $4,225,022, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $1,442,358 and net unrealized appreciation for Federal income tax purposes is $2,782,664. Federal income tax cost basis of portfolio securities is $22,343,355 at December 31, 1997. Net capital and currency losses incurred after October 31, 1997 are deemed to arise on the first business day of the following year. During the fiscal year ended December 31, 1997, the Portfolio incurred and elected to defer $6,804 in net currency losses.

                             OCC ACCUMULATION TRUST
                            GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS

                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                     YEAR ENDED DECEMBER 31,
                                                                   ----------------------------    MARCH 1, 1995 (1) TO
                                                                      1997             1996          DECEMBER 31, 1995
                                                                   -----------      -----------    ---------------------

Net asset value, beginning of period............................   $     13.23      $     11.61         $     10.00
                                                                   -----------      -----------         -----------
Income from investment operations
Net investment income...........................................          0.06             0.04                0.05
Net realized and unrealized gain (loss) on investments..........          1.79             1.70                1.83
                                                                   -----------      -----------         -----------
  Total income from investment operations.......................          1.85             1.74                1.88
                                                                   -----------      -----------         -----------
Dividends and distributions to shareholders
Dividends to shareholders from net investment income............         (0.04)           (0.05)              (0.03)
Distributions to shareholders in excess of net investment
  income........................................................         (0.03)              --                  --
Distributions to shareholders from net realized gains...........         (0.69)           (0.07)              (0.24)
                                                                   -----------      -----------         -----------
  Total dividends and distributions to shareholders.............         (0.76)           (0.12)              (0.27)
                                                                   -----------      -----------         -----------
Net asset value, end of period..................................   $     14.32      $     13.23         $     11.61
                                                                   -----------      -----------         -----------
                                                                   -----------      -----------         -----------
Total return (2)................................................         14.0%            15.0%               18.9%
                                                                   -----------      -----------         -----------
                                                                   -----------      -----------         -----------
Net assets, end of period.......................................   $25,873,628      $16,972,488         $ 2,891,321
                                                                   -----------      -----------         -----------
Ratio of net operating expenses to average net assets (5,6).....         1.19%(4)         1.42%               1.25%(3)
                                                                   -----------      -----------         -----------
Ratio of net investment income to average net assets (6)........         0.45%(4)         0.81%               1.02%(3)
                                                                   -----------      -----------         -----------
Portfolio turnover rate.........................................           53%              40%                 67%
                                                                   -----------      -----------         -----------
Average commission rate.........................................   $    0.0253      $    0.0254                  --
                                                                   -----------      -----------         -----------

------------------------
(1) Commencement of operations.

(2) Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year.


(3) Annualized.

(4) Average net assets for the year ended December 31, 1997 were $23,063,042.

(5) For fiscal periods ending after September 1, 1995, the ratios are calculated to include expenses offset by earnings credits from a custodian bank (See note 1H in Notes to Financial Statements).

(6) During the periods noted above, the Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's operating expenses. If such waivers and assumptions had not been in effect, the ratios of net operating expenses to average net assets and the ratios of net investment income
    (loss) to average net assets would have been 1.20% and 0.44%, respectively, for the year ended December 31, 1997, and 1.83% and 0.22%, respectively, for the year ended December 31, 1996 and 3.94% and (1.67%), annualized, respectively, for the period March 1, 1995 (commencement of operations) to December 31, 1995.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
OCC Accumulation Trust -- Global Equity Portfolio

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Equity Portfolio (one of the seven portfolios constituting OCC Accumulation Trust, hereafter referred to as the 'Portfolio') at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodian and broker and the application of alternative procedures where a confirmation from a broker was not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
February 11, 1998

                             OCC ACCUMULATION TRUST
                           ONE WORLD FINANCIAL CENTER
                               NEW YORK, NY 10281

TRUSTEES AND PRINCIPAL OFFICERS

Joseph M. La Motta                                         Trustee, President
Paul Y. Clinton                                            Trustee
Thomas W. Courtney                                         Trustee
Lacy B. Herrmann                                           Trustee
George Loft                                                Trustee
Bernard H. Garil                                           Vice President
Gavin Albert                                               Vice President
Robert J. Bluestone                                        Vice President
Timothy J. Curro                                           Vice President
Pierre Daviron                                             Vice President
John C. Giusio, Jr.                                        Vice President
Richard J. Glasebrook, II                                  Vice President
Louis Goldstein                                            Vice President
Alan Gutmann                                               Vice President
Benjamin D. Gutstein                                       Vice President
Vikki Hanges                                               Vice President
Timothy J. McCormack                                       Vice President
Eileen P. Rominger                                         Vice President
Sheldon M. Siegel                                          Treasurer
Deborah Kaback                                             Secretary
Richard L. Peteka                                          Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors
One World Financial Center
New York, NY 10281

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of this Trust's prospectus.